Other Financial Data	12 Months Ended
Sep. 30, 2011
Other Financial Data [Abstract]
Other Financial Data

14. Other Financial Data

Items charged to operations during the years ended September 30, 2011, 2010 and 2009 included the following:

(Dollars in thousands)	2011	2010	2009
Salaries and wages
(including fringes)	$187,214	160,780	153,416
Maintenance and repairs	4,530	3,440	3,807

Research and development
(R&D) costs:
Company-sponsored	33,574	32,199	31,974
Customer-sponsored	8,527	4,035	2,937

Total R&D	$42,101	36,234	34,911
Other engineering costs	11,490	13,250	14,370

Total R&D and other
engineering costs	$53,591	49,484	49,281
As a % of net sales	7.7%	8.1%	8.0%

A reconciliation of the changes in accrued product warranty liability for the years ended September 30, 2011, 2010, and 2009 is as follows:

(Dollars in thousands)	2011	2010	2009
Balance as of October 1,	$3,877	4,370	2,788
Additions charged to expense	3,275	1,813	4,086
Deductions	(3,318)	(2,306)	(2,504)
Balance as of September 30,	$3,834	3,877	4,370